Derivative Financial Instruments	12 Months Ended
Dec. 31, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments

NOTE 4. DERIVATIVE FINANCIAL INSTRUMENTS

In connection with its interest rate risk management strategy, the Company economically hedges a portion of the cost of its repurchase agreement funding by entering into derivative financial instrument contracts. The Company has not elected hedging treatment under GAAP, and as such all gains or losses (realized and unrealized) on these instruments are reflected in earnings for all periods presented.

As of December 31, 2013, such instruments were comprised entirely of Eurodollar futures contracts. Eurodollar futures are cash settled futures contracts on an interest rate, with gains or losses credited or charged to the Company’s account on a daily basis and reflected in earnings as they occur. A minimum balance, or “margin”, is required to be maintained in the account on a daily basis. This margin represents the collateral the Company has posted for its open positions and is recorded on the balance sheet as part of restricted cash. The Company is exposed to the changes in value of the futures by the amount of margin held by the broker.

The table below presents information related to the Company’s Eurodollar futures positions at December 31, 2013. As of December 31, 2012, the Company had no outstanding futures positions.

(in thousands)
Expiration Year	Weighted Average LIBOR Rate	Average Contract Notional Amount	Open Equity (1)
2014	0.40%	262,500	(189)
2015	0.80%	275,000	(146)
2016	1.90%	250,000	1,367
2017	3.03%	250,000	2,291
2018	3.77%	250,000	1,575

	2.02%		$4,898

Cash posted as collateral, included in restricted cash			$2,446

(1)	Open equity represents the cumulative gains (losses) recorded on open futures positions.

The table below presents the effect of the Company’s derivative financial instruments on the statements of operations for the years ended December 31, 2013 and 2012.

(in thousands)
	2013	2012
Eurodollar futures contracts (short positions)	$4,828	$(40)